Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Segmented Information [Abstract]
Schedule of segmented information
	Year ended Dec 31, 2018		Year ended December 31, 2017
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$777,302	$-	$109,173
Gross profit	-	202,130	-	45,223
Operating expenses	16,604,687	455,848	9,473,794	60,585
Other items	(6,841,211)	22,618	536,414	1,340,802
Income tax	-	(1,667)	-	-
Net and comprehensive loss	9,763,476	274,669	10,010,208	1,356,164

Inventory	$189,182	$231,555	-	$232,903
Plant and equipment	5,299,857	23,909	$1,370,350	23,333